Interest in Other Entities (Details) - Schedule of Financial Information - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Jeffs’ Brands Ltd. [Member]
Interest in Other Entities (Details) - Schedule of Financial Information [Line Items]
Current assets		$ 4,232	$ 11,033
Non-current assets		8,890	4,743
Current liabilities		4,342	5,133
Non-current liabilities		309	98
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of Financial Information [Line Items]
Current assets	[1]	14,400	26,481
Non-current assets	[1]	20,778	16,549
Current liabilities	[1]	23,555	29,529
Non-current liabilities	[1]	$ 2,168	$ 4,127

[1]	Translated according to the exchange rates at the date of each statement of financial position.